Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Mar. 31, 2019	Dec. 31, 2018	May 23, 2018	May 22, 2018	Dec. 31, 2017	Dec. 31, 2004
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares authorized (in shares)	500,000,000	500,000,000	500,000,000	100,000,000	100,000,000
Common stock, shares issued (in shares)	90,759,324	90,759,324			72,999,361
Common stock, shares outstanding (in shares)	90,759,324	90,759,324			72,999,361
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000				5,000,000